Trade and Other Receivables (Details) - USD ($)	Dec. 31, 2017	Jun. 30, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade receivables	$ 45,624,833	$ 48,106,207
Bad debt provision	(39,375,485)	(27,112,258)
Trade receivables - net	6,249,348	20,993,949
Notes receivable	625,763	616,710
Other receivables	58,099,931	55,684,639
Prepayment and deposits	13,287,668	4,032,693
Trade and other receivables, Total	$ 78,262,710	$ 81,327,991